BASIS OF PRESENTATION OF THE INTERIM COMBINED CARVE-OUT FINANCIAL CONDENSED STATEMENTS (Details) - Codere Online Busines [Member]	6 Months Ended
Jun. 30, 2021
Amendments [Member]
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Annual periods dates	1 June 2021
Amendments One [Member]
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Annual periods dates	1 June 2021
Amendments Three [Member]
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Annual periods dates	1 January 2022
Amendments Four [Member]
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Annual periods dates	1 January 2022
Amendments Six [Member]
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Annual periods dates	1 January 2022
Amendments Seven [Member]
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Annual periods dates	1 January 2022
Amendments Eight [Member]
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Annual periods dates	1 January 2023
Amendments Nine [Member]
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Annual periods dates	1 January 2023
Amendments Ten [Member]
IfrsStatementLineItems [Line Items]
Annual periods dates	1 January 2023
Amendments Ten 1 [Member]
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Annual periods dates	1 January 2023